Cash and due from banks - Interest bearing deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and due from banks
Unrestricted deposits with the Federal Reserve of the United States of America	$ 1,144,896	$ 1,201,101	$ 688,612
Cash and non-interest-bearing deposits in other banks	7,886	3,507	4,331
Cash and interest-bearing deposits in other banks	88,804	48,444	170,869
Total cash and cash equivalents	1,241,586	1,253,052	863,812
Less:
Time deposits with original maturity over 90 days and other restricted deposits	50,650	42,051	17,804
Total cash and due from banks in the consolidated statement of cash flows	$ 1,190,936	$ 1,211,001	$ 846,008	$ 1,159,718